UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23603

Alger ETF Trust

(Exact name of registrant as specified in charter)

100 Pearl Street,
New York, New York 10004

Registrant’s telephone number, including area code: 212-806-8800

Date of fiscal year end: 12/31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

(a)	The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Alger 35 ETF
ATFV / NYSE ARCA, INC.
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Alger 35 ETF (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 223-3810.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 ETF	$68	0.55%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger 35 ETF generated a 46.89% return for the fiscal twelve-month period ended December 31, 2024, compared to the 32.46% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Communication Services and the largest sector underweight was Information Technology.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corp.; Natera, Inc.; Spotify Technology SA; Astera Labs, Inc.; and Netflix, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, 908 Devices Inc.; Cabaletta Bio, Inc.; Autolus Therapeutics Plc; ASML Holding NV; and Snap, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of December 31, 2024)	1 Year	Since Inception (5/3/21)
Alger 35 ETF	46.89%	6.77%
S&P 500 Index	25.02%	11.37%
Russell 3000 Growth Index	32.46%	12.84%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$32,977,285
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	219.07%
Total advisory fees paid	$94,275
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	18.4%
Consumer Discretionary	19.1%
Healthcare	5.3%
Industrials	12.8%
Information Technology	40.0%
Utilities	2.9%
Short-Term Investments and Other Net Assets	1.5%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective January 16, 2024, George Ortega was added as a portfolio manager of the Fund.
Effective March 18, 2024, the Fund’s custodian, administrator, and transfer agent transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective December 2, 2024, the Fund’s structure changed from “non-transparent” or “semi-transparent” ETF, which does not publicly disclose portfolio holdings daily, to a “transparent” ETF that does disclose portfolio holdings daily.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.

Alger Mid Cap 40 ETF
FRTY / NYSE ARCA, INC.
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Alger Mid Cap 40 ETF (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 223-3810.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap 40 ETF	$71	0.60%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap 40 ETF generated a 37.34% return for the fiscal twelve-month period ended December 31, 2024, compared to the 22.10% return of Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Communication Services and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Regarding individual positions, AppLovin Corp.; Super Micro Computer, Inc.; Vertiv Holdings Co.; Natera, Inc.; and Palantir Technologies Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Regarding individual positions, Exact Sciences Corp.; Cabaletta Bio, Inc.; Repligen Corp.; Akero Therapeutics, Inc.; and Snowflake, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of December 31, 2024)	1 Year	Since Inception (2/26/21)
Alger Mid Cap 40 ETF	37.34%	(0.35)%
Russell Midcap Growth Index	22.10%	6.03%
S&P 500 Index	25.02%	13.66%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$73,236,669
Total number of portfolio holdings[1]	40
Portfolio turnover rate as of the end of the reporting period	199.13%
Total advisory fees paid	$218,357
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	12.6%
Consumer Discretionary	8.0%
Financials	13.0%
Healthcare	9.5%
Industrials	22.4%
Information Technology	30.7%
Utilities	3.2%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian, administrator, and transfer agent transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective December 2, 2024, the Fund’s structure changed from “non-transparent” or “semi-transparent” ETF, which does not publicly disclose portfolio holdings daily, to a “transparent” ETF that does disclose portfolio holdings daily.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.

Alger Weatherbie Enduring Growth ETF
AWEG / NYSE ARCA, INC.
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Alger Weatherbie Enduring Growth ETF (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 223-3810.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Enduring Growth ETF	$70	0.65%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Enduring Growth ETF returned 16.80% during the fiscal twelve-month period ended December 31, 2024, compared to the 22.10% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Industrials and Health Care. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Industrials and Real Estate sectors provided the largest contributions to relative performance. Regarding individual positions, TransDigm Group Incorporated; Glaukos Corp; StepStone Group, Inc.; Impinj, Inc.; and Casella Waste Systems, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Nevro Corp.; ACADIA Pharmaceuticals Inc.; Progyny, Inc.; Neogen Corp; and Montrose Environmental Group Inc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of December 31, 2024)	1 Year	Since Inception (3/6/23)
Alger Weatherbie Enduring Growth ETF	16.80%	15.42%
Russell Midcap Growth Index	22.10%	20.27%
S&P 500 Index	25.02%	24.59%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$5,298,408
Total number of portfolio holdings[1]	25
Portfolio turnover rate as of the end of the reporting period	55.17%
Total advisory fees paid	$27,237
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	2.4%
Financials	16.3%
Healthcare	17.7%
Industrials	37.7%
Information Technology	17.7%
Real Estate	8.3%
Short-Term Investments and Other Net Assets	(0.8)%
100.0%
†	Based on net assets
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian, administrator, and transfer agent transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective December 2, 2024, the Fund’s structure changed from “non-transparent” or “semi-transparent” ETF, which does not publicly disclose portfolio holdings daily, to a “transparent” ETF that does disclose portfolio holdings daily.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.

Alger Concentrated Equity ETF
CNEQ / NYSE ARCA, INC.
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Alger Concentrated Equity ETF (“Fund”) for the period of April 4, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 223-3810.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity ETF	$47[1]	0.55%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity ETF generated a 31.20% return from its April 4, 2024, inception date to December 31, 2024, compared to the 22.23% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Amazon.com, Inc.; and Taiwan Semiconductor Manufacturing Co., were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Micron Technology, Inc.; Mobileye Global, Inc.; ASML Holding NV; Pinterest, Inc.; and Advanced Micro Devices, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of December 31, 2024)	Since Inception (4/4/24)
Alger Concentrated Equity ETF	31.20%
Russell 1000 Growth Index	22.23%
S&P 500 Index	15.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The table does  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$17,136,965
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	46.82%
Total advisory fees paid	$30,108
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	15.0%
Consumer Discretionary	17.3%
Energy	1.1%
Financials	3.3%
Healthcare	4.2%
Industrials	7.8%
Information Technology	49.7%
Utilities	2.0%
Short-Term Investments and Other Net Assets	(0.4)%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since April 4, 2024 (commencement of operations). For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.

Alger AI Enablers & Adopters ETF
ALAI / NYSE ARCA, INC.
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Alger AI Enablers & Adopters ETF (“Fund”) for the period of April 4, 2024 (commencement of operations) to December 31, 2024. You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 223-3810.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters ETF	$48[1]	0.55%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters ETF generated a 33.67% return from its April 4, 2024, inception date to December 31, 2024, compared to the 15.41% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors provided the largest contributions to relative performance. Regarding individual positions, AppLovin Corp.; NVIDIA Corp.; Apple Inc.; Broadcom Inc.; and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Micron Technology, Inc.; ASML Holding NV; Advanced Micro Devices, Inc.; Nebius Group N.V.; and Mobileye Global, Inc., were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of December 31, 2024)	Since Inception (4/4/24)
Alger AI Enablers & Adopters ETF	33.67%
S&P 500 Index	15.41%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The table does  not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$23,577,588
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	127.42%
Total advisory fees paid	$32,570
[1]	Excludes Money Market Funds.
Sector Allocation †
Communication Services	14.6%
Consumer Discretionary	17.8%
Consumer Staples	0.2%
Financials	2.7%
Healthcare	1.6%
Industrials	9.5%
Information Technology	50.4%
Utilities	3.9%
Short-Term Investments and Other Net Assets	(0.7)%
100.0%
†	Based on net assets
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since April 4, 2024 (commencement of operations). For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at https://connect.rightprospectus.com/Alger. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 223-3810.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 223-3810 if you need additional copies of financial reports or prospectuses, or download them at https://connect.rightprospectus.com/Alger. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.

ITEM 2. CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable
(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant determined that Charles F. Baird Jr. is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant’s audit committee. Mr. Baird is an “independent” trustee – i.e., he is not an interested person of the Registrant as defined in the 1940 Act, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees:

December 31, 2024	$72,450
December 31, 2023	$42,000

(b) Audit-Related Fees: NONE

(c) Tax Fees for tax advice, tax compliance and tax planning:

December 31, 2024	$15,525
December 31, 2023	$9,000

(d) All Other Fees:

December 31, 2024	$35,529
December 31, 2023	$8,727

Other fees include a review and consent for Registrants registration statement filing and a review of the semi-annual financial statements.

(e) 1) Audit Committee Pre-Approval Policies And Procedures:

Audit and non-audit services provided by the Registrant’s independent registered public accounting firm (the “Auditors”) on behalf the Registrant must be pre-approved by the Audit Committee. Non-audit services provided by the Auditors on behalf of the Registrant’s Investment Adviser or any entity controlling, controlled by, or under common control with the Investment Adviser must be pre-approved by the Audit Committee if such non-audit services directly relate to the operations or financial reporting of the Registrant.

2) All fees in item 4(b) through 4(d) above were approved by the Registrants’ Audit Committee.

(f) Not Applicable

(g) Non-Audit Fees:

December 31, 2024	$351,512,	€106,362
December 31, 2023	$260,680,	€105,649

(h) The audit committee of the board of trustees has considered whether the provision of the non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not Applicable

(j) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER ETF TRUST
Alger 35 ETF
Alger Mid Cap 40 ETF
Alger Weatherbie Enduring Growth ETF
Alger Concentrated Equity ETF
Alger AI Enablers & Adopters ETF
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
December 31, 2024

Table of Contents

THE ALGER ETF TRUST

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments December 31, 2024

	SHARES	VALUE
COMMON STOCKS—98.5%
AEROSPACE & DEFENSE—1.1%
HEICO Corp., Cl. A	1,939	$ 360,809
APPLICATION SOFTWARE—6.0%
AppLovin Corp., Cl. A*	6,077	1,967,915
AUTOMOBILE MANUFACTURERS—1.9%
Tesla, Inc.*	1,529	617,471
BIOTECHNOLOGY—4.0%
Natera, Inc.*	8,325	1,317,848
BROADLINE RETAIL—11.0%
Amazon.com, Inc.*	14,904	3,269,788
MercadoLibre, Inc.*	204	346,890

		3,616,678
ELECTRICAL COMPONENTS & EQUIPMENT—8.2%
Enovix Corp.*	111,296	1,209,787
Vertiv Holdings Co., Cl. A	13,226	1,502,606

		2,712,393
ENVIRONMENTAL & FACILITIES SERVICES—2.0%
GFL Environmental, Inc.	15,035	669,659
FOOTWEAR—2.4%
Deckers Outdoor Corp.*	1,262	256,300
On Holding AG, Cl. A*	10,016	548,576

		804,876
HEALTHCARE EQUIPMENT—1.3%
Intuitive Surgical, Inc.*	807	421,222
HOTELS RESORTS & CRUISE LINES—1.9%
Trip.com Group Ltd. ADR*	9,116	625,905
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.9%
Talen Energy Corp.*	4,788	964,638
INTERACTIVE HOME ENTERTAINMENT—2.5%
Sea Ltd. ADR*	7,785	825,989
INTERACTIVE MEDIA & SERVICES—8.5%
Meta Platforms, Inc., Cl. A	2,963	1,734,866
Nebius Group NV, Cl. A*	38,562	1,068,168

		2,803,034
LEISURE PRODUCTS—0.4%
Peloton Interactive, Inc., Cl. A*	17,269	150,240
MOVIES & ENTERTAINMENT—7.4%
Netflix, Inc.*	2,143	1,910,099
Spotify Technology SA*	1,154	516,276

		2,426,375
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER 35 ETF
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—98.5% (CONT.)
PASSENGER AIRLINES—1.4%
Joby Aviation, Inc.*	58,593	$ 476,361
RESTAURANTS—1.5%
The Cheesecake Factory, Inc.	10,611	503,386
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.3%
ASML Holding NV ADR	602	417,234
SEMICONDUCTORS—21.4%
Astera Labs, Inc.*	9,442	1,250,593
Broadcom, Inc.	4,657	1,079,679
Marvell Technology, Inc.	7,430	820,644
NVIDIA Corp.	23,905	3,210,202
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,498	690,820

		7,051,938
SYSTEMS SOFTWARE—5.2%
Microsoft Corp.	4,113	1,733,629
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.2%
Apple, Inc.	8,132	2,036,415
TOTAL COMMON STOCKS (Cost $24,189,034)		32,504,015
SHORT-TERM SECURITIES—1.6%
MONEY MARKET FUNDS—1.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.34%(a)	518,599	518,599
(Cost $518,599)		518,599

Total Investments (Cost $24,707,633)	100.1%	$33,022,614
Unaffiliated Securities (Cost $24,707,633)		33,022,614
Liabilities in Excess of Other Assets	(0.1)%	(45,329)
NET ASSETS	100.0%	$32,977,285

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of December 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments December 31, 2024

	SHARES	VALUE
COMMON STOCKS—99.4%
ADVERTISING—1.7%
The Trade Desk, Inc., Cl. A*	10,610	$ 1,246,993
AEROSPACE & DEFENSE—9.2%
Axon Enterprise, Inc.*	2,869	1,705,104
HEICO Corp., Cl. A	17,480	3,252,678
TransDigm Group, Inc.	1,414	1,791,934

		6,749,716
APPLICATION SOFTWARE—22.5%
AppLovin Corp., Cl. A*	14,071	4,556,612
Clearwater Analytics Holdings, Inc., Cl. A*	52,804	1,453,166
Fair Isaac Corp.*	1,031	2,052,649
Guidewire Software, Inc.*	6,087	1,026,147
Manhattan Associates, Inc.*	6,489	1,753,587
MicroStrategy, Inc., Cl. A*	2,844	823,679
Palantir Technologies, Inc., Cl. A*	54,268	4,104,289
The Descartes Systems Group, Inc.*	5,933	673,989

		16,444,118
ASSET MANAGEMENT & CUSTODY BANKS—2.6%
Ares Management Corp., Cl. A	10,771	1,906,790
BIOTECHNOLOGY—5.5%
Natera, Inc.*	25,363	4,014,963
BROADLINE RETAIL—1.4%
Global-e Online Ltd.*	18,175	991,083
CASINOS & GAMING—0.6%
DraftKings, Inc., Cl. A*	12,514	465,521
CONSTRUCTION & ENGINEERING—3.3%
Comfort Systems USA, Inc.	5,685	2,410,781
ELECTRIC UTILITIES—2.0%
Constellation Energy Corp.	6,535	1,461,945
ELECTRICAL COMPONENTS & EQUIPMENT—3.4%
Vertiv Holdings Co., Cl. A	22,185	2,520,438
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.8%
Trimble, Inc.*	18,796	1,328,125
FINANCIAL EXCHANGES & DATA—6.2%
Coinbase Global, Inc., Cl. A*	12,366	3,070,478
MSCI, Inc., Cl. A	2,380	1,428,024

		4,498,502
FOOTWEAR—1.8%
On Holding AG, Cl. A*	24,438	1,338,469
HEAVY ELECTRICAL EQUIPMENT—4.3%
Bloom Energy Corp., Cl. A*	53,448	1,187,080
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—99.4% (CONT.)
HEAVY ELECTRICAL EQUIPMENT—4.3% (CONT.)
GE Vernova, Inc.	5,941	$ 1,954,173

		3,141,253
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.2%
Vistra Corp.	6,490	894,776
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.1%
Gates Industrial Corp. PLC*	75,447	1,551,945
INTERACTIVE HOME ENTERTAINMENT—1.3%
Roblox Corp., Cl. A*	16,845	974,652
INTERACTIVE MEDIA & SERVICES—1.6%
Pinterest, Inc., Cl. A*	41,348	1,199,092
INVESTMENT BANKING & BROKERAGE—4.2%
Evercore, Inc., Cl. A	5,070	1,405,353
Piper Sandler Cos.	5,654	1,695,918

		3,101,271
LIFE SCIENCES TOOLS & SERVICES—4.1%
Illumina, Inc.*	8,230	1,099,775
Repligen Corp.*	12,945	1,863,303

		2,963,078
MOVIES & ENTERTAINMENT—7.9%
Liberty Media Corp. Series C Liberty Formula One *	39,375	3,648,487
Spotify Technology SA*	4,787	2,141,608

		5,790,095
RESTAURANTS—4.2%
Cava Group, Inc.*	9,280	1,046,784
Shake Shack, Inc., Cl. A*	15,506	2,012,679

		3,059,463
SEMICONDUCTORS—5.6%
Astera Labs, Inc.*	22,003	2,914,297
Monolithic Power Systems, Inc.	1,938	1,146,715

		4,061,012
SYSTEMS SOFTWARE—0.9%
Commvault Systems, Inc.*	4,181	630,955
TOTAL COMMON STOCKS (Cost $60,645,219)		72,745,036
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER MID CAP 40 ETF
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.4%
MONEY MARKET FUNDS—0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.34%(a)	311,138	$ 311,138
(Cost $311,138)		311,138

Total Investments (Cost $60,956,357)	99.8%	$73,056,174
Unaffiliated Securities (Cost $60,956,357)		73,056,174
Other Assets in Excess of Liabilities	0.2%	180,495
NET ASSETS	100.0%	$73,236,669

(a)	Rate shown reflects 7-day effective yield as of December 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments December 31, 2024

	SHARES	VALUE
COMMON STOCKS—100.8%
ADVERTISING—0.7%
The Trade Desk, Inc., Cl. A*	331	$ 38,902
AEROSPACE & DEFENSE—15.6%
HEICO Corp.	1,006	239,167
TransDigm Group, Inc.	465	589,285

		828,452
APPLICATION SOFTWARE—10.0%
Agilysys, Inc.*	657	86,533
HubSpot, Inc.*	331	230,631
nCino, Inc.*	2,051	68,873
SPS Commerce, Inc.*	777	142,960

		528,997
ASSET MANAGEMENT & CUSTODY BANKS—7.5%
Hamilton Lane, Inc., Cl. A	1,078	159,598
StepStone Group, Inc., Cl. A	4,122	238,581

		398,179
BIOTECHNOLOGY—6.3%
ACADIA Pharmaceuticals, Inc.*	9,221	169,205
Natera, Inc.*	1,040	164,632

		333,837
BROADLINE RETAIL—2.4%
Ollie's Bargain Outlet Holdings, Inc.*	1,162	127,506
CARGO GROUND TRANSPORTATION—5.9%
RXO, Inc.*	6,461	154,030
XPO, Inc.*	1,224	160,528

		314,558
CONSUMER FINANCE—8.8%
Upstart Holdings, Inc.*	7,568	465,962
ENVIRONMENTAL & FACILITIES SERVICES—8.6%
Casella Waste Systems, Inc., Cl. A*	2,115	223,788
Waste Connections, Inc.	1,360	233,349

		457,137
HEALTHCARE EQUIPMENT—6.2%
Glaukos Corp.*	662	99,260
Tandem Diabetes Care, Inc.*	6,336	228,223

		327,483
HEALTHCARE SUPPLIES—3.5%
Neogen Corp.*	15,105	183,375
HUMAN RESOURCE & EMPLOYMENT SERVICES—5.6%
Paylocity Holding Corp.*	1,493	297,809
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER WEATHERBIE ENDURING GROWTH ETF
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—100.8% (CONT.)
MANAGED HEALTHCARE—1.8%
Progyny, Inc.*	5,438	$ 93,806
REAL ESTATE SERVICES—8.3%
FirstService Corp.	2,422	438,430
SEMICONDUCTORS—7.7%
Semtech Corp.*	6,569	406,293
TRADING COMPANIES & DISTRIBUTORS—1.9%
SiteOne Landscape Supply, Inc.*	759	100,013
TOTAL COMMON STOCKS (Cost $4,296,173)		5,340,739
SHORT-TERM SECURITIES—0.7%
MONEY MARKET FUNDS—0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.34%(a)	36,594	36,594
(Cost $36,594)		36,594

Total Investments (Cost $4,332,767)	101.5%	$5,377,333
Unaffiliated Securities (Cost $4,332,767)		5,377,333
Liabilities in Excess of Other Assets	(1.5)%	(78,925)
NET ASSETS	100.0%	$5,298,408

(a)	Rate shown reflects 7-day effective yield as of December 31, 2024.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments December 31, 2024

	SHARES	VALUE
COMMON STOCKS—100.4%
AEROSPACE & DEFENSE—2.3%
HEICO Corp., Cl. A	2,130	$ 396,350
APPLICATION SOFTWARE—6.8%
AppLovin Corp., Cl. A*	2,523	817,023
Cadence Design Systems, Inc.*	1,182	355,144

		1,172,167
AUTOMOBILE MANUFACTURERS—5.1%
Ferrari NV	594	252,355
Tesla, Inc.*	1,534	619,491

		871,846
BIOTECHNOLOGY—1.4%
Natera, Inc.*	1,518	240,299
BROADLINE RETAIL—12.3%
Amazon.com, Inc.*	7,476	1,640,160
Global-e Online Ltd.*	5,528	301,442
MercadoLibre, Inc.*	92	156,440

		2,098,042
COAL & CONSUMABLE FUELS—1.1%
Cameco Corp.	3,688	189,526
ELECTRIC UTILITIES—2.0%
Constellation Energy Corp.	1,517	339,368
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
Vertiv Holdings Co., Cl. A	2,923	332,082
ENVIRONMENTAL & FACILITIES SERVICES—3.6%
GFL Environmental, Inc.	13,759	612,826
FINANCIAL EXCHANGES & DATA—1.3%
S&P Global, Inc.	448	223,117
HEALTHCARE EQUIPMENT—2.0%
Intuitive Surgical, Inc.*	664	346,581
INTERACTIVE HOME ENTERTAINMENT—0.7%
Sea Ltd. ADR*	1,138	120,742
INTERACTIVE MEDIA & SERVICES—10.3%
Alphabet, Inc., Cl. C	1,717	326,985
Meta Platforms, Inc., Cl. A	1,892	1,107,785
Nebius Group NV, Cl. A*	11,957	331,209

		1,765,979
MOVIES & ENTERTAINMENT—4.0%
Liberty Media Corp. Series C Liberty Formula One *	3,548	328,758
Netflix, Inc.*	404	360,093

		688,851
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER CONCENTRATED EQUITY ETF
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—100.4% (CONT.)
PHARMACEUTICALS—0.8%
Eli Lilly & Co.	169	$ 130,468
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.0%
ASML Holding NV ADR	245	169,805
SEMICONDUCTORS—23.0%
Astera Labs, Inc.*	935	123,841
Broadcom, Inc.	3,322	770,172
NVIDIA Corp.	17,786	2,388,482
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,342	660,012

		3,942,507
SYSTEMS SOFTWARE—11.2%
Microsoft Corp.	4,560	1,922,040
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.6%
Apple, Inc.	5,206	1,303,687
TRANSACTION & PAYMENT PROCESSING SERVICES—2.0%
Visa, Inc., Cl. A	1,072	338,795
TOTAL COMMON STOCKS (Cost $14,516,938)		17,205,078

Total Investments (Cost $14,516,938)	100.4%	$17,205,078
Unaffiliated Securities (Cost $14,516,938)		17,205,078
Liabilities in Excess of Other Assets	(0.4)%	(68,113)
NET ASSETS	100.0%	$17,136,965

ADR	American Depositary Receipts

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments December 31, 2024

	SHARES	VALUE
COMMON STOCKS—95.0%
APPLICATION SOFTWARE—6.5%
Adobe, Inc.*	158	$ 70,260
AppLovin Corp., Cl. A*	3,625	1,173,884
Autodesk, Inc.*	331	97,834
Cadence Design Systems, Inc.*	527	158,342
HubSpot, Inc.*	46	32,051

		1,532,371
AUTOMOBILE MANUFACTURERS—2.8%
Tesla, Inc.*	1,613	651,394
BIOTECHNOLOGY—0.8%
Natera, Inc.*	1,231	194,867
BROADLINE RETAIL—15.0%
Amazon.com, Inc.*	12,907	2,831,667
Coupang, Inc., Cl. A*	28	615
Global-e Online Ltd.*	9,393	512,200
MercadoLibre, Inc.*	117	198,952

		3,543,434
CONSTRUCTION & ENGINEERING—0.2%
Quanta Services, Inc.	168	53,096
CONSUMER STAPLES MERCHANDISE RETAIL—0.2%
Walmart, Inc.	514	46,440
DIVERSIFIED BANKS—1.2%
Citigroup, Inc.	2,390	168,232
JPMorgan Chase & Co.	454	108,828

		277,060
ELECTRIC UTILITIES—1.3%
Constellation Energy Corp.	173	38,702
NRG Energy, Inc.	2,982	269,036

		307,738
ELECTRICAL COMPONENTS & EQUIPMENT—2.4%
Eaton Corp. PLC	331	109,849
Vertiv Holdings Co., Cl. A	4,111	467,051

		576,900
ENVIRONMENTAL & FACILITIES SERVICES—4.4%
GFL Environmental, Inc.	23,421	1,043,171
FINANCIAL EXCHANGES & DATA—0.8%
S&P Global, Inc.	386	192,240
HEALTHCARE EQUIPMENT—0.8%
Intuitive Surgical, Inc.*	342	178,510
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.6%
Talen Energy Corp.*	1,912	385,211
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.0% (CONT.)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.6% (CONT.)
Vistra Corp.	1,689	$ 232,862

		618,073
INTERACTIVE HOME ENTERTAINMENT—1.3%
Roblox Corp., Cl. A*	1,644	95,122
Sea Ltd. ADR*	2,069	219,521

		314,643
INTERACTIVE MEDIA & SERVICES—9.6%
Alphabet, Inc., Cl. C	1,451	276,329
Meta Platforms, Inc., Cl. A	2,694	1,577,364
Nebius Group NV, Cl. A*	14,372	398,104

		2,251,797
INTERNET SERVICES & INFRASTRUCTURE—2.8%
Cloudflare, Inc., Cl. A*	1,820	195,978
Core Scientific, Inc.*	29,778	418,381
Shopify, Inc., Cl. A*	404	42,957

		657,316
INVESTMENT BANKING & BROKERAGE—0.8%
Robinhood Markets, Inc., Cl. A*	4,845	180,525
MOVIES & ENTERTAINMENT—3.7%
Netflix, Inc.*	707	630,163
Spotify Technology SA*	532	238,006

		868,169
PASSENGER AIRLINES—2.5%
Delta Air Lines, Inc.	9,539	577,109
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.4%
ASML Holding NV ADR	139	96,338
SEMICONDUCTORS—21.0%
Advanced Micro Devices, Inc.*	603	72,836
Astera Labs, Inc.*	990	131,126
Broadcom, Inc.	4,029	934,083
NVIDIA Corp.	22,193	2,980,298
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,220	833,408

		4,951,751
SYSTEMS SOFTWARE—9.0%
Microsoft Corp.	4,810	2,027,415
ServiceNow, Inc.*	90	95,411

		2,122,826
See Notes to Financial Statements.

THE ALGER ETF TRUST | ALGER AI ENABLERS & ADOPTERS ETF
Schedule of Investments December 31, 2024  (Continued)

	SHARES	VALUE
COMMON STOCKS—95.0% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.9%
Apple, Inc.	4,635	$ 1,160,697
TOTAL COMMON STOCKS (Cost $19,978,880)		22,396,465
PREFERRED STOCKS—5.7%
APPLICATION SOFTWARE—5.7%
Databricks, Inc. Series J(a),*,@	5,152	476,560
SB Technology, Inc. Series E(a),*,@	51,208	881,290

		1,357,850
TOTAL PREFERRED STOCKS (Cost $1,357,850)		1,357,850

Total Investments (Cost $21,336,730)	100.7%	$23,754,315
Unaffiliated Securities (Cost $21,336,730)		23,754,315
Liabilities in Excess of Other Assets	(0.7)%	(176,727)
NET ASSETS	100.0%	$23,577,588

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 12/31/2024
Databricks, Inc. Series J	12/17/24	$476,560	$476,560	2.0%
SB Technology, Inc. Series E	10/23/24	881,290	881,290	3.7%
Total			$1,357,850	5.7%
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities December 31, 2024

	Alger 35 ETF	Alger Mid Cap 40 ETF
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$33,022,614	$73,056,174
Receivable for investment securities sold	—	221,270
Receivable for shares of beneficial interest sold	—	233,238
Dividends and interest receivable	5,765	10,744
Prepaid expenses	956	18,308
Total Assets	33,029,335	73,539,734
LIABILITIES:
Payable for investment securities purchased	—	228,097
Bank overdraft	—	—
Accrued investment advisory fees	15,123	32,752
Accrued transfer agent fees	14,619	14,650
Accrued fund accounting fees	7,106	7,637
Accrued professional fees	5,203	5,874
Accrued printing fees	3,151	6,675
Accrued custodian fees	1,213	1,191
Accrued other expenses	5,635	6,189
Total Liabilities	52,050	303,065
NET ASSETS	$32,977,285	$73,236,669
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	27,130,362	76,502,556
Distributable earnings (Distributions in excess of earnings)	5,846,923	(3,265,887)
NET ASSETS	$32,977,285	$73,236,669
* Identified cost	$24,707,633 (a)	$60,956,357 (b)

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities December 31, 2024 (Continued)

	Alger 35 ETF	Alger Mid Cap 40 ETF
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6	1,300,000	3,925,000
NET ASSET VALUE PER SHARE:	$25.37	$18.66

(a)
At December 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,956,558, amounted to $8,066,056, which consisted of aggregate gross unrealized appreciation of
$8,694,694, and aggregate gross unrealized depreciation of $628,638.

(b)
At December 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $61,192,185, amounted to $11,863,989, which consisted of aggregate gross unrealized appreciation of
$15,272,287, and aggregate gross unrealized depreciation of $3,408,298.

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities December 31, 2024 (Continued)

	Alger Weatherbie Enduring Growth ETF	Alger Concentrated Equity ETF
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$5,377,333	$17,205,078
Receivable for investment securities sold	19,712	—
Receivable for shares of beneficial interest sold	—	—
Dividends and interest receivable	1,552	2,131
Prepaid expenses	1,244	342
Total Assets	5,399,841	17,207,551
LIABILITIES:
Payable for investment securities purchased	45,767	—
Bank overdraft	—	13,375
Accrued investment advisory fees	23,079	29,964
Accrued transfer agent fees	14,596	14,674
Accrued fund accounting fees	6,640	3,003
Accrued professional fees	4,747	3,007
Accrued printing fees	791	247
Accrued custodian fees	500	2,193
Accrued other expenses	5,313	4,123
Total Liabilities	101,433	70,586
NET ASSETS	$5,298,408	$17,136,965
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	4,127,488	14,393,088
Distributable earnings (Distributions in excess of earnings)	1,170,920	2,743,877
NET ASSETS	$5,298,408	$17,136,965
* Identified cost	$4,332,767 (c)	$14,516,938 (d)

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities December 31, 2024 (Continued)

	Alger Weatherbie Enduring Growth ETF	Alger Concentrated Equity ETF
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6	212,500	662,500
NET ASSET VALUE PER SHARE:	$24.93	$25.87

(c)
At December 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,316,256, amounted to $1,061,078, which consisted of aggregate gross unrealized appreciation of
$1,307,845, and aggregate gross unrealized depreciation of $246,767.

(d)
At December 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,574,008, amounted to $2,631,070, which consisted of aggregate gross unrealized appreciation of
$2,841,581, and aggregate gross unrealized depreciation of $210,511.

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities December 31, 2024 (Continued)

Alger AI Enablers & Adopters ETF
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$23,754,315
Receivable for investment securities sold	732,285
Dividends and interest receivable	2,343
Prepaid expenses	404
Total Assets	24,489,347
LIABILITIES:
Payable for investment securities purchased	65,958
Bank overdraft	793,810
Accrued investment advisory fees	21,396
Accrued transfer agent fees	14,659
Accrued fund accounting fees	2,957
Accrued professional fees	2,991
Accrued printing fees	297
Accrued custodian fees	5,947
Accrued other expenses	3,744
Total Liabilities	911,759
NET ASSETS	$23,577,588
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	21,041,563
Distributable earnings (Distributions in excess of earnings)	2,536,025
NET ASSETS	$23,577,588
* Identified cost	$21,336,730 (e)

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Assets and Liabilities December 31, 2024 (Continued)

Alger AI Enablers & Adopters ETF
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 6	900,000
NET ASSET VALUE PER SHARE:	$26.20

(e)
At December 31, 2024, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,535,123, amounted to $2,219,191, which consisted of aggregate gross unrealized appreciation of
$2,770,169, and aggregate gross unrealized depreciation of $550,978.

See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Operations for the year ended December 31, 2024

	Alger 35 ETF	Alger Mid Cap 40 ETF
INCOME:
Dividends (net of foreign withholding taxes*)	$55,712	$167,384
Interest	26,939	163,067
Total Income	82,651	330,451
EXPENSES:
Investment advisory fees — Note 3	94,275	218,357
Fund accounting fees	31,891	24,798
Transfer agent fees	27,855	28,581
Professional fees	22,507	43,826
Licensing fees	20,446	23,609
Custodian fees	19,688	20,069
Printing fees	17,020	29,949
Tax expense	6,250	6,250
Trustee fees — Note 3	956	2,229
Other expenses	16,089	28,887
Total Expenses	256,977	426,555
Less, expense reimbursements/waivers — Note 3	(141,821)	(164,631)
Net Expenses	115,156	261,924
NET INVESTMENT INCOME (LOSS)	(32,505)	68,527
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	1,665,159	5,072,391
Net realized gain on redemptions in-kind	616,909	387,043
Net realized gain on investments and foreign currency	2,282,068	5,459,434
Net change in unrealized appreciation on unaffiliated investments	5,983,942	7,126,106
Net realized and unrealized gain on investments and foreign currency	8,266,010	12,585,540
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,233,505	$12,654,067
* Foreign withholding taxes	$1,071	$308
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Operations for the year ended December 31, 2024  (Continued)

	Alger Weatherbie Enduring Growth ETF	Alger Concentrated Equity ETF From April 4, 2024 (commencement of operations) to December 31, 2024
INCOME:
Dividends (net of foreign withholding taxes*)	$43,626	$25,167
Interest	13,240	4,085
Total Income	56,866	29,252
EXPENSES:
Investment advisory fees — Note 3	27,237	30,108
Fund accounting fees	28,983	7,886
Transfer agent fees	26,866	29,642
Professional fees	8,683	18,783
Licensing fees	17,612	7,404
Custodian fees	9,099	5,361
Printing fees	2,316	1,357
Tax expense	6,250	6,250
Trustee fees — Note 3	122	435
Other expenses	6,974	1,250
Total Expenses	134,142	108,476
Less, expense reimbursements/waivers — Note 3	(101,976)	(71,691)
Net Expenses	32,166	36,785
NET INVESTMENT INCOME (LOSS)	24,700	(7,533)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	394,553	89,484
Net change in unrealized appreciation on unaffiliated investments	342,491	2,688,140
Net realized and unrealized gain on investments and foreign currency	737,044	2,777,624
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$761,744	$2,770,091
* Foreign withholding taxes	$584	$660
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Operations for the year ended December 31, 2024  (Continued)

Alger AI Enablers & Adopters ETF From April 4, 2024 (commencement of operations) to December 31, 2024
INCOME:
Dividends (net of foreign withholding taxes*)	$30,377
Interest	7,029
Total Income	37,406
EXPENSES:
Investment advisory fees — Note 3	32,570
Fund accounting fees	7,849
Transfer agent fees	29,607
Professional fees	18,777
Licensing fees	7,404
Custodian fees	12,072
Printing fees	1,613
Tax expense	6,250
Trustee fees — Note 3	474
Other expenses	4,934
Total Expenses	121,550
Less, expense reimbursements/waivers — Note 3	(81,756)
Net Expenses	39,794
NET INVESTMENT (LOSS)	(2,388)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	255,164
Net realized (loss) on foreign currency transactions	(67)
Net realized gain on investments and foreign currency	255,097
Net change in unrealized appreciation on unaffiliated investments	2,417,585
Net realized and unrealized gain on investments and foreign currency	2,672,682
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,670,294
* Foreign withholding taxes	$348
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets

	Alger 35 ETF
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Net investment (loss)	$(32,505)	$(10,697)
Net realized gain (loss) on investments and foreign currency	2,282,068	(283,338)
Net change in unrealized appreciation on investments and foreign currency	5,983,942	3,189,582
Net increase in net assets resulting from operations	8,233,505	2,895,547
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	(53,040)	(1,125)
Net increase from shares of beneficial interest transactions — Note 6	11,819,676	1,099,250
Total increase	20,000,141	3,993,672
Net Assets:
Beginning of period	12,977,144	8,983,472
END OF PERIOD	$32,977,285	$12,977,144
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets  (Continued)

	Alger Mid Cap 40 ETF
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Net investment income	$68,527	$17,935
Net realized gain (loss) on investments and foreign currency	5,459,434	(1,123,275)
Net change in unrealized appreciation on investments and foreign currency	7,126,106	5,367,202
Net increase in net assets resulting from operations	12,654,067	4,261,862
Net dividends and distributions to shareholders:
Income distributions	(34,808)	—
Return of capital	(36,708)	—
Total dividends and distributions to shareholders	(71,516)	—
Net increase (decrease) from shares of beneficial interest transactions — Note 6	32,602,100	(4,848,000)
Total increase (decrease)	45,184,651	(586,138)
Net Assets:
Beginning of period	28,052,018	28,638,156
END OF PERIOD	$73,236,669	$28,052,018
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets  (Continued)

	Alger Weatherbie Enduring Growth ETF
	For the Year Ended December 31, 2024	From March 6, 2023 (commencement of operations) to December 31, 2023
Net investment income	$24,700	$11,079
Net realized gain (loss) on investments and foreign currency	394,553	(110,732)
Net change in unrealized appreciation on investments and foreign currency	342,491	702,075
Net increase in net assets resulting from operations	761,744	602,422
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	(182,552)	(10,700)
Net increase from shares of beneficial interest transactions — Note 6	305,869	3,821,625
Total increase	885,061	4,413,347
Net Assets:
Beginning of period	4,413,347	—
END OF PERIOD	$5,298,408	$4,413,347
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets  (Continued)

Alger Concentrated Equity ETF
From April 4, 2024 (commencement of operations) to December 31, 2024
Net investment (loss)	$(7,533)
Net realized gain on investments and foreign currency	89,484
Net change in unrealized appreciation on investments and foreign currency	2,688,140
Net increase in net assets resulting from operations	2,770,091
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	(26,214)
Net increase from shares of beneficial interest transactions — Note 6	14,393,088
Total increase	17,136,965
Net Assets:
Beginning of period	—
END OF PERIOD	$17,136,965
See Notes to Financial Statements.

THE ALGER ETF TRUST
Statements of Changes in Net Assets  (Continued)

Alger AI Enablers & Adopters ETF
From April 4, 2024 (commencement of operations) to December 31, 2024
Net investment (loss)	$(2,388)
Net realized gain on investments and foreign currency	255,097
Net change in unrealized appreciation on investments and foreign currency	2,417,585
Net increase in net assets resulting from operations	2,670,294
Net dividends and distributions to shareholders:
Total dividends and distributions to shareholders	(134,269)
Net increase from shares of beneficial interest transactions — Note 6	21,041,563
Total increase	23,577,588
Net Assets:
Beginning of period	—
END OF PERIOD	$23,577,588
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period

Alger 35 ETF
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	From 5/3/2021 (commencement of operations) to 12/31/2021(a)
Net asset value, beginning of period	$17.30	$13.07	$20.40	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.03)	(0.01)	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	8.14	4.24	(7.33)	0.44
Total from investment operations	8.11	4.23	(7.32)	0.40
Dividends from net investment income	(0.04)	— (c)	(0.01)	—
Net asset value, end of period	$25.37	$17.30	$13.07	$20.40
Total return	46.89%	32.38%	(35.90) %	2.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$32,977	$12,977	$8,983	$13,517
Ratio of gross expenses to average net assets	1.23%	1.60%	1.83%	1.85%
Ratio of expense reimbursements to average net assets	(0.68) %	(1.05) %	(1.28) %	(1.30) %
Ratio of net expenses to average net assets	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	(0.15) %	(0.10) %	0.08%	(0.28) %
Portfolio turnover rate(d)	219.07%	414.20%	187.01%	99.20%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Amount was less than $0.005 per share.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period

Alger Mid Cap 40 ETF
	Year Ended 12/31/2024	Year Ended 12/31/2023	Year Ended 12/31/2022	From 2/26/2021 (commencement of operations) to 12/31/2021(a)
Net asset value, beginning of period	$13.60	$11.69	$20.00	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.03	0.01	(0.01)	(0.08)
Net realized and unrealized gain (loss) on investments	5.05	1.90	(8.30)	1.15
Total from investment operations	5.08	1.91	(8.31)	1.07
Dividends from net investment income	(0.01)	—	—	—
Distributions from net realized gains	—	—	—	(1.07)
Return of capital	(0.01)	—	—	—
Net asset value, end of period	$18.66	$13.60	$11.69	$20.00
Total return	37.34%	16.34%	(41.55) %	5.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$73,237	$28,052	$28,638	$38,750
Ratio of gross expenses to average net assets	0.98%	1.14%	1.19%	1.23%
Ratio of expense reimbursements to average net assets	(0.38) %	(0.53) %	(0.59) %	(0.63) %
Ratio of net expenses to average net assets	0.60%	0.61%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.16%	0.06%	(0.09) %	(0.43) %
Portfolio turnover rate(c)	199.13%	206.82%	256.37%	417.06%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period

Alger Weatherbie Enduring Growth ETF
	Year Ended 12/31/2024	From 3/6/2023 (commencement of operations) to 12/31/2023(a)
Net asset value, beginning of period	$22.07	$19.90
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.13	0.06
Net realized and unrealized gain on investments	3.59	2.16
Total from investment operations	3.72	2.22
Dividends from net investment income	(0.12)	(0.05)
Distributions from net realized gains	(0.74)	—
Net asset value, end of period	$24.93	$22.07
Total return	16.80%	11.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$5,298	$4,413
Ratio of gross expenses to average net assets	2.72%	4.48%
Ratio of expense reimbursements to average net assets	(2.07) %	(3.83) %
Ratio of net expenses to average net assets	0.65%	0.65%
Ratio of net investment income to average net assets	0.52%	0.36%
Portfolio turnover rate(c)	55.17%	35.65%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period

Alger Concentrated Equity ETF
From 4/4/2024 (commencement of operations) to 12/31/2024(a)
Net asset value, beginning of period	$19.75
Income From Investment Operations:
Net investment (loss)(b)	(0.02)
Net realized and unrealized gain on investments	6.18
Total from investment operations	6.16
Distributions from net realized gains	(0.04)
Net asset value, end of period	$25.87
Total return	31.20%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$17,137
Ratio of gross expenses to average net assets	1.62%
Ratio of expense reimbursements to average net assets	(1.07) %
Ratio of net expenses to average net assets	0.55%
Ratio of net investment (loss) to average net assets	(0.11) %
Portfolio turnover rate(c)	46.82%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
Financial Highlights for a share outstanding throughout the period

Alger AI Enablers & Adopters ETF
From 4/4/2024 (commencement of operations) to 12/31/2024(a)
Net asset value, beginning of period	$19.73
Income From Investment Operations:
Net investment (loss)(b)	(0.01)
Net realized and unrealized gain on investments	6.65
Total from investment operations	6.64
Distributions from net realized gains	(0.17)
Net asset value, end of period	$26.20
Total return	33.67%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$23,578
Ratio of gross expenses to average net assets	1.68%
Ratio of expense reimbursements to average net assets	(1.13) %
Ratio of net expenses to average net assets	0.55%
Ratio of net investment (loss) to average net assets	(0.04) %
Portfolio turnover rate(c)	127.42%

(a)	Ratios have been annualized; total return and portfolio turnover rate have not been annualized.
(b)	Amount was computed based on average shares outstanding during the period.
(c)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger ETF Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of  1940, as amended (the “1940 Act”), and organized as a business trust under the laws of  the Commonwealth of  Massachusetts on March 24, 2020. The Alger Mid Cap 40 ETF is a separate diversified series of the Trust, and the Alger 35 ETF, the Alger Weatherbie Enduring Growth ETF, the Alger Concentrated Equity ETF and the Alger AI Enablers & Adopters ETF are each separate non-diversified series of  the Trust (each, a “Fund” and together, the “Funds”). The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. Each Fund’s investment objective is to seek long-term capital appreciation. Under normal circumstances, each Fund invests primarily in equity securities. Shares of  each Fund are listed for trading on the NYSE Arca, Inc.
The Alger Concentrated Equity ETF and the Alger AI Enablers & Adopters ETF each commenced operations on April 4, 2024.
Effective March 18, 2024, the Funds' custodian, administrator, and transfer agent transitioned from Brown Brothers Harriman & Company to The Bank of New York (collectively, the "Custodian").
Effective December 2, 2024, the structure of each of the Alger 35 ETF, the Alger Mid Cap 40 ETF, and the Alger Weatherbie Enduring Growth ETF, changed from a “non-transparent” or “semi-transparent” ETF, which does not publicly disclose portfolio holdings daily, to a “transparent” ETF that does disclose portfolio holdings daily.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, the Funds' investment manager, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 8.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and foreign cash.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
(d) Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Lending of  Fund Securities: The Funds may lend their securities to financial institutions (other than to the Investment Manager or its affiliates), provided that the market value of the securities loaned will not at any time exceed one third of the Fund’s total assets including borrowings, as defined in its prospectus. The Funds may earn fees on the securities loaned, which are included in income from securities lending in the accompanying Statements of Operations, if applicable. In order to protect against the risk of  failure by the borrower to return the securities loaned or any delay in the delivery of  such securities, the loan is collateralized by cash or securities that are maintained with the Custodian, in an amount equal to at least 102% of  the current market value of  U.S. loaned securities. The market value of the loaned securities is determined at the close of each business day of the Funds. Any required additional collateral is delivered to the Custodian each day and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Funds may take  the collateral to replace the securities. If  the value of  the collateral is less than the purchase cost of  replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. Each Fund is required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.  Cash collateral may be invested as determined

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

by the Fund. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of December 31, 2024.
(f) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income, if available, are declared and paid annually. Dividends from net realized gains, offset by any loss carryforward, are declared and paid annually.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and redemption in kind adjustments. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.
(g) In-Kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
(h) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no federal income tax provision is required at the Fund level. Each Fund is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds' tax returns remains open for the tax years 2020-2023. Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

(i) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets.
(j) Segment Reporting: During the year ended December 31, 2024, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Funds, acts as the Funds' CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(k) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Investment Management Agreement with Investment Manager, are payable monthly and computed based on the following annual rates based on a percentage of average daily net assets:

Actual Rate
Alger 35 ETF	0.45%
Alger Mid Cap 40 ETF	0.50
Alger Weatherbie Enduring Growth ETF	0.55
Alger Concentrated Equity ETF(a)	0.45
Alger AI Enablers & Adopters ETF(a)	0.45

(a)	Fund commenced operations on April 4, 2024.
The sub-adviser to the Alger Weatherbie Enduring Growth ETF, Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Alger Management, is paid a subadvisory fee from the advisory fee that Alger Management receives at no additional cost to the Alger Weatherbie Enduring Growth ETF. The subadvisory

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

fee is equal to 70% of the net advisory fee paid by the Alger Weatherbie Enduring Growth ETF to Alger Management with respect to the assets sub-advised by Weatherbie. For the period ended December 31, 2024, Alger Management paid no sub-advisory fee to Weatherbie, as investment advisory fees, payable by the Fund to Alger Management were fully waived by Alger Management.
Alger Management has contractually agreed to waive and/or reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, net borrowing costs, interest, taxes, brokerage and extraordinary expenses, to the extent applicable) through December 31, 2025 to the extent necessary to limit other expenses to the rates, based on average daily net assets, as listed in the table below. On October 22, 2024, the Board approved exclusion of all costs related to the August 16, 2024 joint special meeting of shareholders from the expense reimbursement with Alger Management.

	OTHER EXPENSES WAIVER / REIMBURSEMENT	FEES WAIVED / REIMBURSED FOR THE YEAR ENDED DECEMBER 31, 2024

Alger 35 ETF(a)	0.10%	$141,821
Alger Mid Cap 40 ETF(a)	0.10%	164,631
Alger Weatherbie Enduring Growth ETF(a)	0.10%	101,976
Alger Concentrated Equity ETF(b)	0.10%	71,691
Alger AI Enablers & Adopters ETF(b)	0.10%	81,756

(a)	Prior to April 30, 2024, the contractual waiver excluded custody fees, acquired fund fees and expenses, taxes, brokerage and extraordinary expenses, to the extent applicable.
(b)	Fund commenced operations on April 4, 2024.
Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to Alger Management if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the year ended December 31, 2024, the recoupments made by the Alger 35 ETF, Alger Weatherbie Enduring Growth ETF, Alger Concentrated Equity ETF and Alger AI Enablers & Adopters ETF to Alger Management were $1,912, $20,357, $23,316 and $13,086, respectively. There were no recoupments made by the Alger Mid Cap 40 ETF to Alger Management.
(b) Brokerage Commissions: During the year ended December 31, 2024, Alger 35 ETF, Alger Mid Cap 40 ETF, Alger Concentrated Equity ETF and Alger AI Enablers & Adopters ETF paid Fred Alger & Company, LLC, the Trust's distributor and affiliate of Alger Management (the "Distributor" or "Alger LLC"), $15,111, $11,216, $235 and $396, respectively, in connection with securities transactions.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

For the year ended December 31, 2024, there were no brokerage commissions paid by Alger Weatherbie Enduring Growth ETF to Alger LLC.
(c) Trustee Fees: Each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Trust, The Alger Funds, The Alger Funds II, The Alger Portfolios, Alger Global Equity Fund (formerly Alger Global Focus Fund) and The Alger Institutional Funds, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.
(d) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie or Redwood Investments, LLC, affiliates of Alger Management. For the year ended December 31, 2024, there were no interfund trades.
(e) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds. There were no interfund loans outstanding as of the year ended December 31, 2024.
For the year ended December 31, 2024, the Funds did not incur interfund loan expense.
(f) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At December 31, 2024, Alger Management and its affiliated entities owned 157,494, 152,135 and 152,654 shares of Alger Weatherbie Enduring Growth ETF, Alger Concentrated Equity ETF and Alger AI Enablers & Adopters ETF, respecively.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities, in-kind transactions and short-term securities, for the year ended December 31, 2024:

	PURCHASES	SALES
Alger 35 ETF	$45,557,502	$44,519,579
Alger Mid Cap 40 ETF	85,468,365	81,702,913
Alger Weatherbie Enduring Growth ETF	2,725,380	2,603,776
Alger Concentrated Equity ETF(a)	4,652,516	4,048,310
Alger AI Enablers & Adopters ETF(a)	13,275,792	12,287,278

(a)	Fund commenced operations on April 4, 2024.
The following summarizes the securities in-kind transactions of each Fund for the year ended December 31, 2024. Alger 35 ETF and Alger Mid Cap 40 ETF realized gains on in-kind transactions of $616,909 and $387,043, respectively. Net gains (losses) on in-kind redemptions are not considered taxable for federal income tax purposes.

	PURCHASES	SALES
Alger 35 ETF	$13,279,407	$2,059,462
Alger Mid Cap 40 ETF	30,732,855	1,156,801
Alger Weatherbie Enduring Growth ETF	280,199	—
Alger Concentrated Equity ETF(a)	13,823,274	—
Alger AI Enablers & Adopters ETF(a)	20,093,051	—

(a)	Fund commenced operations on April 4, 2024.
NOTE 5 — Borrowings:

The Funds may borrow from the Custodian on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates and the range of distribution between and among the interest rates paid on deposits to other institutions, less applicable commissions, if any. Borrowings from the Custodian, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(d). For the year ended December 31, 2024, the Funds had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger 35 ETF	$1,349	7.45%
Alger Mid Cap 40 ETF	—	—
Alger Weatherbie Enduring Growth ETF	—	—
Alger Concentrated Equity ETF(a)	49	6.33
Alger AI Enablers & Adopters ETF(a)	2,925	6.33

(a)	Fund commenced operations on April 4, 2024.
The highest amount borrowed by the Funds from the Custodian and other funds in the Alger Fund Complex during the year ended December 31, 2024 was as follows:

HIGHEST BORROWING
Alger 35 ETF	$353,958
Alger Mid Cap 40 ETF	—
Alger Weatherbie Enduring Growth ETF	—
Alger Concentrated Equity ETF(a)	13,375
Alger AI Enablers & Adopters ETF(a)	795,715

(a)	Fund commenced operations on April 4, 2024.
NOTE 6 — Share Capital:

Each Fund offers and issues shares at its NAV per share only in aggregations of a specified number of shares (a “Creation Unit”), generally in exchange for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) (“Deposit Securities”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Funds are listed for trading on NYSE Arca, Inc., a national securities exchange. Shares of the Funds are traded in the secondary market and elsewhere at market prices that may be at, above or below each Fund’s NAV. Shares of each Fund are redeemable only in Creation Units, generally in exchange for Deposit Securities and a Cash Component. Creation Units are typically a specified number of shares, generally 12,500 or multiples thereof, for each Fund. The consideration for the purchase of Creation Units of a fund in the Trust generally consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. All orders to purchase Creation Units must be placed by or through authorized participants (“APs”) who have entered into agreements with Alger LLC, a registered broker-dealer. During the year ended December 31, 2024 and

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

the year ended December 31, 2023, as applicable, transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED December 31, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger 35 ETF
Shares sold	662,500	$13,906,551	200,000	$3,069,000
Dividends reinvested	—	—	—	—
Shares redeemed	(112,500)	(2,086,875)	(137,500)	(1,969,750)
Net increase	550,000	$11,819,676	62,500	$1,099,250

	FOR THE YEAR ENDED December 31, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Mid Cap 40 ETF
Shares sold	1,937,500	$33,904,803	212,500	$2,603,625
Dividends reinvested	—	—	—	—
Redemptions in kind*	—	—	(175,000)	(2,161,250)
Shares redeemed	(75,000)	(1,302,703)	(425,000)	(5,290,375)
Net increase (decrease)	1,862,500	$32,602,100	(387,500)	$(4,848,000)

*	Certain shareholders of the Fund redeemed shares in-kind.

	FOR THE YEAR ENDED December 31, 2024		FOR THE YEAR ENDED December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Weatherbie Enduring Growth ETF
Shares sold	12,500	$305,869	200,000	$3,821,625
Dividends reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	12,500	$305,869	200,000	$3,821,625

	FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT
Alger Concentrated Equity ETF[1]
Shares sold	662,500	$14,393,088
Dividends reinvested	—	—
Shares redeemed	—	—
Net increase	662,500	$14,393,088

[1]	Fund commenced operations on April 4, 2024.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED December 31, 2024
	SHARES	AMOUNT
Alger AI Enablers & Adopters ETF[1]
Shares sold	900,000	$21,041,563
Dividends reinvested	—	—
Shares redeemed	—	—
Net increase	900,000	$21,041,563

[1]	Fund commenced operations on April 4, 2024.
NOTE 7 — Income Tax Information:

The tax character of distributions paid during the year ended December 31, 2024 and the year ended December 31, 2023 was as follows:

	FOR THE YEAR ENDED December 31, 2024	FOR THE YEAR ENDED December 31, 2023
Alger 35 ETF
Distributions paid from:
Ordinary Income	$53,040	$1,125
Long-term capital gains	—	—
Total distributions paid	$53,040	$1,125
Alger Mid Cap 40 ETF
Distributions paid from:
Ordinary Income	34,808	—
Return of capital	36,708	—
Long-term capital gains	—	—
Total distributions paid	$71,516	$—
Alger Weatherbie Enduring Growth ETF
Distributions paid from:
Ordinary Income	96,084	10,700
Long-term capital gains	86,468	—
Total distributions paid	$182,552	$10,700
Alger Concentrated Equity ETF(a)
Distributions paid from:
Ordinary Income	26,214
Long-term capital gains	—
Total distributions paid	$26,214

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED December 31, 2024	FOR THE YEAR ENDED December 31, 2023
Alger AI Enablers & Adopters ETF(a)
Distributions paid from:
Ordinary Income	$134,269
Long-term capital gains	—
Total distributions paid	$134,269

(a)	Fund commenced operations on April 4, 2024.
As of December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

Alger 35 ETF
Undistributed ordinary income	$214
Undistributed long-term gains	—
Net accumulated earnings	214
Capital loss carryforwards	(2,219,347)
Late year ordinary income losses	—
Net unrealized appreciation	8,066,056
Total accumulated earnings	$5,846,923

Alger Mid Cap 40 ETF
Undistributed ordinary income	$—
Undistributed long-term gains	—
Net accumulated earnings	—
Capital loss carryforwards	(15,129,876)
Late year ordinary income losses	—
Net unrealized appreciation	11,863,989
Total accumulated earnings	$(3,265,887)

Alger Weatherbie Enduring Growth ETF
Undistributed ordinary income	$7,138
Undistributed long-term gains	102,704
Net accumulated earnings	109,842
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	1,061,078
Total accumulated earnings	$1,170,920

Alger Concentrated Equity ETF
Undistributed ordinary income	$112,807
Undistributed long-term gains	—
Net accumulated earnings	112,807
Capital loss carryforwards	—
Late year ordinary income losses	—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Concentrated Equity ETF
Net unrealized appreciation	$2,631,070
Total accumulated earnings	$2,743,877

Alger AI Enablers & Adopters ETF
Undistributed ordinary income	$316,834
Undistributed long-term gains	—
Net accumulated earnings	316,834
Capital loss carryforwards	—
Late year ordinary income losses	—
Net unrealized appreciation	2,219,191
Total accumulated earnings	$2,536,025
During the year ended December 31, 2024, the Alger 35 ETF, the Alger Mid Cap 40 ETF and Alger Weatherbie Enduring Growth ETF utilized capital loss carryforwards of $1,741,846, $5,369,821, and $110,694, respectively.
As of December 31, 2024, the Alger 35 ETF and the Alger Mid Cap 40 ETF, for federal income tax purpose, had capital loss carryforwards of $2,219,347 and $15,129,876, respectively. These amounts will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and these amounts may be applied against future net realized gains until their utilization.
Permanent differences, primarily from net operating losses and real estate investment trusts and partnership investments sold by the Funds, resulted in the following reclassifications among the Funds’ components of net assets at December 31, 2024:

Alger 35 ETF
Distributable earnings	$(611,087)
Paid-in Capital	$611,087

Alger Mid Cap 40 ETF
Distributable earnings	$(340,387)
Paid-in Capital	$340,387

Alger Weatherbie Enduring Growth ETF
Distributable earnings	$6
Paid-in Capital	$(6)

Alger Concentrated Equity ETF
Distributable earnings	$0
Paid-in Capital	$0

Alger AI Enablers & Adopters ETF
Distributable earnings	$0
Paid-in Capital	$0

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 8 — Fair Value Measurements:

The following is a summary of the inputs used as of December 31, 2024 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger 35 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$6,055,398	$6,055,398	$—	$—
Consumer Discretionary	6,318,556	6,318,556	—	—
Healthcare	1,739,070	1,739,070	—	—
Industrials	4,219,222	4,219,222	—	—
Information Technology	13,207,131	13,207,131	—	—
Utilities	964,638	964,638	—	—
TOTAL COMMON STOCKS	$32,504,015	$32,504,015	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	518,599	518,599	—	—
TOTAL INVESTMENTS IN SECURITIES	$33,022,614	$33,022,614	$—	$—

Alger Mid Cap 40 ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$9,210,832	$9,210,832	$—	$—
Consumer Discretionary	5,854,536	5,854,536	—	—
Financials	9,506,563	9,506,563	—	—
Healthcare	6,978,041	6,978,041	—	—
Industrials	16,374,133	16,374,133	—	—
Information Technology	22,464,210	22,464,210	—	—
Utilities	2,356,721	2,356,721	—	—
TOTAL COMMON STOCKS	$72,745,036	$72,745,036	$—	$—
SHORT-TERM INVESTMENTS
Money Market Funds	311,138	311,138	—	—
TOTAL INVESTMENTS IN SECURITIES	$73,056,174	$73,056,174	$—	$—

Alger Weatherbie Enduring Growth ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$38,902	$38,902	$—	$—
Consumer Discretionary	127,506	127,506	—	—
Financials	864,141	864,141	—	—
Healthcare	938,501	938,501	—	—
Industrials	1,997,969	1,997,969	—	—
Information Technology	935,290	935,290	—	—
Real Estate	438,430	438,430	—	—
TOTAL COMMON STOCKS	$5,340,739	$5,340,739	$—	$—

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Weatherbie Enduring Growth ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SHORT-TERM INVESTMENTS
Money Market Funds	$36,594	$36,594	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$5,377,333	$5,377,333	$—	$—

Alger Concentrated Equity ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,575,572	$2,575,572	$—	$—
Consumer Discretionary	2,969,888	2,969,888	—	—
Energy	189,526	189,526	—	—
Financials	561,912	561,912	—	—
Healthcare	717,348	717,348	—	—
Industrials	1,341,258	1,341,258	—	—
Information Technology	8,510,206	8,510,206	—	—
Utilities	339,368	339,368	—	—
TOTAL COMMON STOCKS	$17,205,078	$17,205,078	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$17,205,078	$17,205,078	$—	$—

Alger AI Enablers & Adopters ETF	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,434,609	$3,434,609	$—	$—
Consumer Discretionary	4,194,828	4,194,828	—	—
Consumer Staples	46,440	46,440	—	—
Financials	649,825	649,825	—	—
Healthcare	373,377	373,377	—	—
Industrials	2,250,276	2,250,276	—	—
Information Technology	10,521,299	10,521,299	—	—
Utilities	925,811	925,811	—	—
TOTAL COMMON STOCKS	$22,396,465	$22,396,465	$—	$—
PREFERRED STOCKS
Information Technology	1,357,850	—	—	1,357,850
TOTAL INVESTMENTS IN SECURITIES	$23,754,315	$22,396,465	$—	$1,357,850

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger AI Enablers & Adopters ETF	Preferred Stocks
Opening balance at April 4, 2024 (commencement of operations)	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	1,357,850
Sales/Distributions	—
Closing balance at December 31, 2024	1,357,850
Net change in unrealized appreciation (depreciation) attributable to investments still held at December 31, 2024*	$—

*	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statements of Operations.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of December 31, 2024. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value December 31, 2024	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger AI Enablers & Adopters ETF
Preferred Stocks	$881,290	Market Approach	Revenue Multiple	22.91x	N/A*
	476,560	Market Approach	Transaction Price**	N/A	N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of December 17, 2024 for Databricks, Inc.
Series J.

The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, discount rates, and the probability of  success of  certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of  success result in lower fair value measurements.  For the year ended December 31, 2024, there were no changes in valuation methodology on Level 3 investments.
NOTE 9 — Principal Risks:

Alger 35 ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

shares in-kind. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.
Alger Mid Cap 40 ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.
Alger Weatherbie Enduring Growth Fund ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. The Sub-Adviser's use of an environmental, social, and governance ("ESG") rating agency to implement the investment strategy may result in the selection or exclusion of securities for reasons other than financial performance and the strategy may underperform strategies that do not utilize an ESG rating agency or employ another type of ESG investment strategy. In evaluating a particular issuer’s ESG rating, as well as the account's weighted average ESG rating, the Sub-Adviser relies exclusively on the ESG rating agency and, therefore, is dependent upon information and data from the ESG rating agency that may be incomplete or inaccurate, or that may present conflicting information and data with respect to an issuer than other third party ESG data providers utilized throughout the industry. Investing in companies of medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.
Alger Concentrated Equity ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.
Alger AI Enablers & Adopters ETF - Investing in the stock market involves risks, including the potential loss of principal. Investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. Companies involved in, or exposed to, AI-related businesses may have limited product lines, markets, financial resources or personnel as they face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing their consumer base. These companies may be substantially exposed to the market and business risks of other industries or sectors, and may be adversely affected by negative developments impacting those companies, industries or sectors, as well as by loss or impairment of intellectual property rights or misappropriation of their technology. Companies that utilize AI could face reputational harm, competitive harm, and legal liability, and/or an adverse effects on business operations as content, analyses, or recommendations that AI applications produce may be deficient, inaccurate, biased, misleading or incomplete, may lead to errors, and may be used in negligent or criminal ways. AI technology could face increasing regulatory scrutiny in the future, which may limit the development of this technology and impede the future growth. AI companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. A significant portion of assets will be concentrated in securities in related industries, and may be similarly affected by adverse developments and price movements in such industries. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Investing in companies of small and medium capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. The Fund is classified as a “non-diversified fund” under federal securities laws because it can invest in fewer individual companies than a diversified fund. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. ADRs and GDRs may be subject to international trade, currency, political, regulatory and diplomatic risks. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on

THE ALGER ETF TRUST
NOTES TO FINANCIAL STATEMENTS  (Continued)

investment. At times, cash may be a larger position in the portfolio and may underperform relative to equity securities. ETF shares are based on market price rather than net asset value (“NAV”), as a result, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchase or selling ETF shares. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Manager cannot predict whether shares will trade above (premium), below (discount) or at NAV. The Fund may effect its creations and redemptions for cash, rather than for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Fund shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Brokerage fees and taxes will be higher than if the Fund sold and redeemed shares in-kind. Certain shareholders, including other funds advised by the Manager or an affiliate of the Manager, may from time to time own a substantial amount of the shares of the Fund. Redemptions by large shareholders could have a significant negative impact on the Fund.
NOTE 10 — Subsequent Events:

Management of each Fund has evaluated events that have occurred subsequent to December 31, 2024, through the issuance date of the Financial Statements. Effective January 6, 2025, the Alger Russell Innovation ETF, a new series of the Trust, commenced operations, an additional series of the Trust. No other material events have been identified which require recognition and/or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Alger 35 ETF, Alger Mid Cap 40 ETF, Alger Weatherbie Enduring Growth ETF, Alger Concentrated Equity ETF and Alger AI Enablers & Adopters ETF and the Board of Trustees of The Alger ETF Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of The Alger ETF Trust, comprising Alger 35 ETF, Alger Mid Cap 40 ETF, Alger Weatherbie Enduring Growth ETF, Alger Concentrated Equity ETF and Alger AI Enablers & Adopters ETF (collectively, the “Funds”), including the schedules of investments, as of December 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds listed above constituting Alger ETF Trust as of December 31, 2024, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund comprising The Alger ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Alger 35 ETF	For the year ended December 31, 2024	For the two years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, and the period from May 3, 2021 (commencement of operations) through December 31, 2021
Alger Mid Cap 40 ETF	For the year ended December 31, 2024	For the two years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, and the period from February 26, 2021 (commencement of operations) through December 31, 2021
Alger Weatherbie Enduring Growth ETF	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from March 6, 2023 (commencement of operations) through December 31, 2023
Alger Concentrated Equity ETF	For the period from April 4, 2024 (commencement of operations) through December 31, 2024
Alger AI Enablers & Adopters ETF	For the period from April 4, 2024 (commencement of operations) through December 31, 2024
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. When replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
New York, New York
February 19, 2025
We have served as the auditor of one or more investment companies within the Alger group of investment companies since 2009.

THE ALGER ETF TRUST
OTHER INFORMATION (Unaudited)

Tax information

Alger Weatherbie Enduring Growth ETF designates $189,172 as approximate amount of capital gain dividend for the purpose of the dividends paid deduction.
In accordance with subchapter M of the Internal Revenue Code of 1986, as amended, for the year ended December 31, 2024, 68.12% of Alger 35 ETF's,100.00% of Alger Mid Cap 40 ETF's, 43.81% of Alger Weatherbie Enduring Growth ETF's, 77.66% of Alger Concentrated Equity ETF's and 17.08% of Alger AI Enablers & Adopters ETF's dividends qualified for the dividends deduction for corporations, respectively. For the year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, 92.51%, 100.00%, 46.34%, 96.88% and 20.18% of Alger 35 ETF, Alger Mid Cap 40 ETF, Alger Weatherbie Enduring Growth ETF, Alger Concentrated Equity ETF and Alger AI Enablers & Adopters ETF's dividends may be considered qualified dividend income, respectively.
Shareholders should not use the above information to prepare their tax returns. Another notification will be sent with respect to calendar year 2024. Such notification, which will reflect the amount to be used by tax payers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and were mailed in January 2025. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

THE ALGER ETF TRUST
OTHER INFORMATION (Unaudited) (Continued)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.
The Funds file their complete schedules of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Funds' Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Funds make publicly available their month-end top 5 holdings (Alger 35 ETF, Alger Concentrated Equity ETF and Alger Weatherbie Enduring Growth ETF) or top  10 holdings (Alger AI Enablers & Adopters ETF and Alger Mid Cap 40 ETF) with a 10 day lag and their month-end full portfolio with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. These agreements must be approved by the Trust's Chief Compliance Officer.

THE ALGER ETF TRUST
OTHER INFORMATION (Unaudited) (Continued)

The Board periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Funds and its shareholders.
In addition to material the Funds routinely provides to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of the a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 223-3810 to obtain such information.

THE ALGER ETF TRUST

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Sub-Adviser

Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

The Bank of New York
240 Greenwich Street
New York, NY 10286
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger ETF Trust. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

Inspired by Change, Driven by Growth.

ETFAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

The Alger ETF Trust – Proxy Results
A special meeting of shareholders was held on August 16, 2024, for shareholders of record as of June 13, 2024, to elect Trustees to the Funds' Board.
Shareholders approved the Trustees* as follows:

	Votes For	Votes Withheld	Abstentions	Broker Non-Votes
Jean Brownhill	2,088,600.173	35,413.223	0	N/A
Susan L. Moffet	2,088,600.173	35,413.223	0	N/A
Jay C. Nadel	2,075,992.129	48,021.267	0	N/A
David Rosenberg	968,127.129	1,155,886.267	0	N/A
* Denotes Trust-wide proposal and voting results.
The other Trustees of the Trust had previously been elected by shareholders and, therefore, were not seeking election at the special meeting.  These Trustees are Hilary M. Alger, Charles F. Baird, Jr., and Nathan E. Saint-Amand.

Item 10. Remuneration Paid to Directors,Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

At a meeting held on September 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of The Alger ETF Trust (the “Trust”), including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), reviewed and approved the continuation of the investment management agreement between Fred Alger Management, LLC (“Alger”) and the Trust, on behalf of Alger 35 ETF, Alger Mid Cap 40 ETF and Alger Weatherbie Enduring Growth ETF (each, a “Fund”) (the “Investment Advisory Agreement”), and the investment sub-advisory agreement between Alger and Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Alger, on behalf of Alger Weatherbie Enduring Growth ETF (the “Sub-Advisory Agreement,” and together with the Investment Advisory Agreement,” the “Management Agreements,” and each, a “Management Agreement”), for an additional one-year period.  Alger and Weatherbie are collectively referred to herein as the “Manager.”
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager and its representatives at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Manager provided in response to a request for information Independent Trustee counsel submitted to the Manager on behalf of the Independent Trustees in connection with the Board’s annual contract consideration, as well as information provided in response to a supplemental request from Independent Trustee counsel on behalf of the Independent Trustees. The materials for the Meeting included reports that included extensive analyses of the Funds and the Manager from FUSE Research Network LLC (“FUSE”), an independent consulting firm. The Board also received a presentation from FUSE representatives at the Meeting and, among other things, received a description of the methodology FUSE used to select the exchange-traded funds (“ETFs”) included in each Fund’s Peer Universe and Peer Group (as described below). At a prior meeting held on September 3, 2024, the Independent Trustees met with representatives from FUSE to discuss an overview and the methodology of the reports prepared by FUSE.
The Independent Trustees received advice from, and met separately with, their Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement.  The Independent Trustees also received a memorandum from Independent Trustee counsel discussing the legal standards and their duties in considering the continuation of the Management Agreements, and counsel reviewed those standards with the Independent Trustees during their separate meeting. The Independent Trustees also met separately with

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

senior management of Alger, during which time the Independent Trustees discussed various matters related to proposed continuation of the Management Agreements.
The Board reviewed the materials provided and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the short- and long-term investment performance of each Fund; (iii) the costs of the services the Manager provided and profits it realized; (iv) the extent to which the Manager realizes economies of scale as a Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund shareholders.  The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.  The Board considered the information provided to it about the Funds together, and with respect to each Fund separately, as the Board deemed appropriate.
In the discussions that follow, reference is made to the “median” in the Peer Group and Peer Universe categories. With respect to performance, below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median of the funds in the relevant Performance Universe.  With respect to expenses, below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the relevant Expense Group (as described below).
In particular, in approving the continuance of each Management Agreement, the Board considered the following factors:
Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager to the Funds. This information included, among other things, the qualifications, background and experience of the professional personnel who perform services for the Funds; the structure of investment professional compensation; oversight of third-party service providers, including a Fund’s sub-adviser; short- and long-term investment performance, fee and expense information; fees and payments to affiliates and intermediaries for fund administration, transfer agency and shareholder services; legal and compliance matters, including related to each Fund’s operation as an ETF pursuant to exemptive relief obtained from the Securities and Exchange Commission; risk controls; pricing and other services provided by the Manager; and the range of advisory fees the Manager charges to other funds and accounts under its management, including the Manager’s explanation of differences among such funds and accounts and the Funds,

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

where relevant. The Board noted that it received information at regular meetings throughout the year regarding the services rendered by the Manager concerning the management of each Fund’s affairs, including certain portfolio manager presentations, and Alger’s role in coordinating and overseeing providers of other services to the Funds. The Board also noted the work undertaken by the Manager with respect to implementing new regulatory requirements applicable to the Funds. The Trustees also noted that the Funds are not designed to track the performance of an index, and investment decisions are the primary responsibility of the Manager.
The Board noted Alger’s history and expertise in the “growth” style of investment management, as well as Alger’s consistency in applying its “growth” style investment philosophy and process. With respect to the Alger Weatherbie Enduring Growth ETF, the Board also considered the investment approach of the Fund’s sub-adviser.  The Board noted the length of time the Manager has provided services as an investment adviser (or sub-adviser, as applicable) to a Fund. The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a Fund that is part of the Alger Family of Funds. The Board noted the continuing strong financial position of the Manager and its commitment to its fund, and overall, business.
Following consideration of such information, the Trustees determined that they remain satisfied with the nature, extent and quality of services provided by the Manager to the Funds under the Management Agreements.
Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended June 30, 2024. The Board considered the performance returns for each Fund in comparison to the performance returns of a universe of ETFs deemed comparable to the Fund based on various investment, operational, and pricing characteristics (“Peer Universe”), and a group of ETFs from within such Peer Universe deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”), each as selected by FUSE, as well as to the Fund’s benchmark index.  The Board noted the Manager’s statement that long-term performance could be impacted by one period of significant outperformance or underperformance.
The Board also reviewed and considered Fund performance reports provided by management and discussions that occurred with investment personnel and Alger senior management at Board meetings throughout the year. The Board further noted that representatives of Alger review with the Trustees the recent and longer-term performance of each Fund, including contributors to, and detractors from, Fund performance at every quarterly meeting of the Board throughout the year. In considering the Funds’ performance generally, the Board observed the Manager’s consistency in implementing its growth style investment process and

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

philosophy for the Funds and considered how a strategy’s “growthiness” as compared to peers can impact relative performance results, even among comparisons that either FUSE or the Manager already have identified as having growth characteristics. In this regard, the Board considered information provided by FUSE on a Fund’s “style factor,” reflecting a three-year average of Morningstar’s Raw Growth-Value score to indicate a value or growth bias as compared to the Fund’s Peer Group and benchmark.
The Trustees concluded that each Fund’s performance was acceptable. Further discussion of the Board’s considerations with respect to each Fund’s performance is set forth below.
Alger 35 ETF. The Board noted that the Fund’s annualized total return for the one-year period outperformed the median of its Peer Group and for the three-year and since inception (May 2021) periods underperformed the median of its Peer Group. The Board also noted the Fund’s annualized total return for the one-year period was in the second quartile of its Peer Universe and for the three-year and since inception periods was in the fourth quartile of its Peer Universe.
Alger Mid Cap 40 ETF. The Board noted that the Fund’s annualized total return for the one-year period outperformed the median of its Peer Group and for the three-year and since inception (February 2021) periods underperformed the median of its Peer Group. The Board also noted the Fund’s annualized total return for the one-year period was in the first quartile of its Peer Universe and for the three-year and since inception periods was in the fourth quartile of its Peer Universe.
Alger Weatherbie Enduring Growth ETF. The Board noted that the Fund’s annualized total return for the one-year and since inception (March 2023) periods underperformed the median of its Peer Group.  The Board also noted that the Fund’s annualized total return for the one-year and since inception periods was in the second quartile of its Peer Universe. The Board considered that the Fund had recently commenced operations and thus had a limited performance history. The Board also considered FUSE’s remarks that the Fund has a relatively limited set of funds in its Peer Group.
Comparative Fees and Expenses

For each Fund, the Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to Alger in light of the nature, extent and quality of the services provided by Alger pursuant to the Investment Advisory Agreement, and considered the actual fee rate (after taking any waivers and reimbursements into account) payable by the Fund (the “Actual Management Fee”). For the Alger Weatherbie Enduring Growth ETF, the Board also reviewed and considered the sub-advisory fee payable to the Weatherbie by Alger out of the management fee Alger receives from the Alger Weatherbie Enduring Growth ETF in light of the nature, extent and quality of the services

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

provided by Weatherbie pursuant to the Sub-Advisory Agreement. The Board also reviewed and considered fee waiver and/or expense reimbursement arrangements for each Fund.  Additionally, the Board received and considered information comparing each Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, including administrative fees payable to Alger, with those of the funds in the Peer Group provided by FUSE.  The Board reviewed the methodology used by FUSE in calculating expense information, including that, for purposes of the comparisons below, the Contractual Management Fee used by FUSE for the Fund and peers, includes the advisory fee and administrative fee, (if a fund reports both). The Board considered limitations with respect to the comparative fee and expense information included in the reports prepared by FUSE, including that the reports reflected information for a specific period and that historical asset levels and expenses may differ from current levels.
The Board discussed the factors that could contribute to each Fund’s Contractual Management Fee, Actual Management Fee or total expenses being above or below the median of the Fund’s Peer Group. The Board concluded that the Contractual Management Fee charged to each Fund, and the sub-advisory fee payable to Weatherbie for the Alger Weatherbie Enduring Growth ETF, is reasonable in relation to the services rendered by the Manager and is the product of arm’s length negotiations. Further discussion of the Board’s considerations with respect to each Fund’s comparative fees and expenses is set forth below.
Alger 35 ETF. The Board noted that the Fund’s Contractual Management Fee and total expenses were below the median, and in the first (least expensive) quartile of its Peer Group.
Alger Mid Cap 40 ETF. The Board noted that the Fund’s Contractual Management Fee and total expenses were below the median and in the second quartile of its Peer Group.
Alger Weatherbie Enduring Growth ETF. The Board noted that the Fund’s Contractual Management Fee and total expenses were below or at the median and in the second quartile of its Peer Group. The Board also noted that, with respect to the Fund, Weatherbie is paid by Alger out of the management fee Alger receives from the Fund.
In connection with its consideration of each Fund’s fees payable under the Management Agreement, the Board also received information on the range of fees charged by the Manager for funds and accounts of a similar investment strategy to the Funds that are under its management. The Board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

U.S. registered funds, such as the Funds, versus those accounts and the differences in the levels of services required by the Funds as compared to those accounts.
Profitability

The Board reviewed and considered information regarding the profits realized by Alger in connection with the operation of each Fund. In this respect, the Board considered overall profitability as well as the profits of Alger in providing investment management and other services to each Fund during the year ended June 30, 2024. The Board also noted management’s representations that the Manager is not profitable with respect to the Funds. The Board also reviewed the profitability methodology and any changes thereto, noting that management maintains a consistent methodology year to year. The Board considered FUSE’s view that Alger’s expense allocation policies are reasonable and align with accepted industry practices. The Board also reviewed Alger’s profitability in comparison to certain investment advisory peers, noting related limitations with respect to such comparison. The Board noted that Alger compensates Weatherbie from its fee and that Alger provided profitability information with respect to Alger Weatherbie Enduring Growth ETF.
The Board also considered the extent to which the Manager might derive ancillary benefits from Fund operations, including, for example, through soft dollar arrangements. Based upon its consideration of all these factors, the Trustees concluded that the level of profits realized by Alger and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale

For each Fund, the Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of Fund shareholders. The Board considered the Manager’s view that the overall size of Alger allows it to realize other economies of scale, such as with office space, purchases of technology, and other general business expenses.
The Trustees concluded that for each Fund, to the extent economies of scale may be realized by Alger, the benefits of such economies of scale would be shared with the Fund and its shareholders as the Fund grows.
Conclusion

The Board’s consideration of the Management Agreement(s) for each Fund also had the benefit of a number of years of reviews of the Management Agreement, during which lengthy discussions took place between the Board and

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

representatives of the Manager. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the Fund’s arrangements in prior years. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including the Independent Trustees voting separately, unanimously approved the continuation of each Management Agreement for an additional one-year period.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Code of Ethics
(a)(2)	Not applicable.
(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger ETF Trust

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	February 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	February 19, 2025

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	February 19, 2025